S000005650 [Member] Expense Example - Wilmington U.S. Government Money Market Fund	Apr. 30, 2025 USD ($)
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	878
Preferred Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	16
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	263
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	168
Expense Example, with Redemption, 10 Years	387
Select Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	566
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 872